Tax charge - 2023, 2022 and 2021 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax charge
Tax rate on adjusted operating profit	16.00%	17.00%	15.00%
Tax rate on profit before tax	17.00%	18.00%	18.00%
Hong Kong
Tax charge
Tax rate on adjusted operating profit	8.00%	9.00%	7.00%
Tax rate on profit before tax	6.00%	10.00%	7.00%
Indonesia
Tax charge
Tax rate on adjusted operating profit	21.00%	19.00%	22.00%
Tax rate on profit before tax	17.00%	18.00%	22.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	22.00%	22.00%	22.00%
Tax rate on profit before tax	22.00%	22.00%	20.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	15.00%	14.00%	16.00%
Tax rate on profit before tax	15.00%	14.00%	16.00%
Growth markets and other note
Tax charge
Tax rate on adjusted operating profit	20.00%	23.00%	20.00%
Tax rate on profit before tax	16.00%	23.00%	11.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	7.00%	10.00%	9.00%
Tax rate on profit before tax	14.00%	10.00%	9.00%
Other (central) operations
Tax charge
Tax rate on adjusted operating profit	(8.00%)	(7.00%)	2.00%
Tax rate on profit before tax	(9.00%)	(11.00%)	2.00%